Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,949,073	¥ 3,790,676	¥ 3,137,460
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,431,964	1,778,161	1,805,619
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,431,964	1,778,161	1,805,619
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,136,316	829,948	592,009
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	399,904	356,222	280,930
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	980,889	826,345	458,902
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 2,517,109	¥ 2,012,515	¥ 1,331,841